Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of borrowings

Composition of the borrowings on the RCF, Notes, and the Term Loan were as follows:

	Maturity Date	December 31, 2024	December 31, 2023	January 1, 2023

Notes	October 15, 2027	$563	$625	$625
Drawings on the RCF	October 13, 2026	191	238	338
Drawings on the Term Loan		-	130	150
		754	993	1,113
Deferred transaction costs and Notes discount		(46)	(74)	(86)
Long-term debt		$708	$919	$1,027

Current portion of long-term debt		$-	$40	$20
Non-current portion of long-term debt		708	879	1,007
Long-term debt		$708	$919	$1,027